Income Taxes	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
INCOME TAXES

Note 13 — INCOME TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company does not accrue for taxes.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Company’s subsidiary incorporated in BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the BVI company to its respective shareholders, no BVI withholding tax will be imposed.

Singapore

The Company’s main operating subsidiary is incorporated in Singapore and is subject to income taxes on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant tax laws and regulations of Singapore. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the six months ended June 30,
	2025 (Unaudited)	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Income tax expenses
Current income tax expenses	—	—	—
Deferred income tax (benefit) expenses	(12,860)	51,755	39,993
Income tax expenses (benefit)	(12,860)	51,755	39,993

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	For the six months ended June 30,
	2025	2026	2026	2026	2026
	S$	%	S$	$	%
Loss before tax	(520,973)	100.0	(263,442)	(203,573)	100.0
Singapore statutory income tax rate	17%		17%	17%
Income tax expenses computed at Singapore statutory rate	(88,566)	17.0	(44,786)	(34,608)	17.0
Domestic tax effects
Non-deductible expenses	2,285	(0.4)	7,241	5,595	(2.7)
True-up of prior tax			(53,907)	(41,656)	20.5
Foreign tax effects
Statutory tax rate difference between Cayman and Singapore	73,421	(14.1)	143,207	110,662	(54.4)
Others	—	—	—	—	—
Total tax (benefit) expenses	(12,860)	2.5	51,755	39,993	(19.6)

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Deferred tax assets
Lease liabilities	81,342	65,128	50,327
Net operating loss carry-forwards	270,046	287,768	222,369
Allowance for credit losses	10,854	10,854	8,387
Depreciation	4,735	4,769	3,685
Deferred tax liabilities
Right-of-use assets	(82,133)	(66,234)	(51,181)
	—
Unbilled revenue	(536,310)	(605,506)	(467,897)
Deferred tax liabilities, net	(251,466)	(303,221)	(234,310)

As the deferred tax assets and deferred tax liabilities are generated from the same entity, Springview (S), hence the deferred tax assets and deferred tax liabilities are eligible to net off with each other.